UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       June 30, 2008

Check here if Amendment [_];            Amendment Number:      ______
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Orange Capital, LLC
Address:  1370 Avenue of the Americas, 26th Floor
          New York, New York 10019

Form 13F File Number: 028-12816

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel Lewis
Title:    Managing Member
Phone:    (212) 375-6041


Signature, Place, and Date of Signing:


/s/ Daniel Lewis                      New York, NY              August 14, 2008
--------------------------     -------------------------    --------------------
    [Signature]                      [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     12

Form 13F Information Table Value Total:     $155,930
                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.       Form 13F File Number               Name

1         028-12817                          Orange Capital Master I, Ltd.
----      ---------------------              -----------------------------------


                                                      FORM 13F INFORMATION TABLE
                                                          Orange Capital, LLC
                                                             June 30, 2008



   COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6        COL 7      COLUMN 8

                                                       MARKET
                            TITLE OF        CUSIP      VALUE              SH/ PUT/  INVESTMENT       OTHER      VOTING AUTHORITY
NAME OF ISSUER              CLASS           NUMBER     (x1000)  AMOUNT    PRN CALL  DISCRETION       MNGRS  SOLE     SHARED     NONE
--------------              -----           ------     -------  ------    --- ----  ----------       -----  ----     ------     ----
HERCULES OFFSHORE INC       COM             427093109  26,669     701,446 SH        Shared - Defined  1           0    701,446  0
HERCULES OFFSHORE INC       COM             427093109   5,232     137,604 SH        Sole                    137,604          0  0
TETRA TECHNOLOGIES INC DEL  COM             88162F105   5,074     214,016 SH        Shared - Defined  1           0    214,016  0
TETRA TECHNOLOGIES INC DEL  COM             88162F105     996      41,984 SH        Sole                     41,984          0  0
AMERICA MOVIL SAB DE CV     SPON ADR L SHS  02364W105   2,508      47,541 SH        Shared - Defined  1           0     47,541  0
AMERICA MOVIL SAB DE CV     SPON ADR L SHS  02364W105     488       9,259 SH        Sole                      9,259          0  0
COLONIAL BANCGROUP INC      COM             195493309   5,546   1,254,750 SH        Shared - Defined  1           0  1,254,750  0
COLONIAL BANCGROUP INC      COM             195493309   1,084     245,250 SH        Sole                    245,250          0  0
OIL SVC HOLDRS TR           PUT             678002106  55,747     251,100     PUT   Shared - Defined  1           0    251,100  0
OIL SVC HOLDRS TR           PUT             678002106  10,856      48,900     PUT   Sole                     48,900          0  0
SELECT SECTOR SPDR TR       PUT             81369Y100  34,928     837,000     PUT   Shared - Defined  1           0    837,000  0
SELECT SECTOR SPDR TR       PUT             81369Y100   6,802     163,000     PUT   Sole                    163,000          0  0




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